Cash and Cash Equivalents (Tables)	6 Months Ended
Jun. 30, 2019
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents	The following table sets forth a breakdown of cash and cash equivalents by currency denomination and jurisdiction as of December 31, 2018 and June 30, 2019.

	RMB			RMB equivalent (US$)			RMB equivalent (HKD/SGD/IDR)			Total in RMB
	Overseas	China		Overseas	China		Overseas	China
		Non VIE	VIE		Non VIE	VIE		Non VIE	VIE
December 31, 2018	—	39,016,535	19,464,246	2,125,034,745	2,269,863	—	502,857	—	—	2,186,288,246
June 30, 2019	2,036,528,937	20,890,359	8,036,781	4,304,762	31,762,509	582	1,955,983	—	—	2,103,479,913